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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ------------------------------------------
   Address:      2 Liberty Square, 9 Floor
                 ------------------------------------------
                 Boston, MA 02019
                 ------------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Laura Woodward                 Boston, MA          11/11/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                        --------------------

Form 13F Information Table Entry Total:             72
                                        --------------------

Form 13F Information Table Value Total:        428,010
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                                                 (SEC USE ONLY)
Page 1 of 1

        COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ----------------- --------- ----------- ------------------- ---------- ---------- ------------------------
                                                        VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE   SHARED    NONE
------------------------- ----------------- --------- ----------- ---------- --- ---- ---------- ---------- ------ -------- --------
Acorda Therapeutics,
 Inc.                      Common            00484M106    1,684      84,375  SH       Sole       NA         Sole
Addus HomeCare
 Corporation               Common            006739106    1,766     431,900  SH       Sole       NA         Sole
Adolor Corporation         Common            00724X102    1,414     821,931  SH       Sole       NA         Sole
Aetna, Inc.                Common            00817Y108   11,208     308,341  SH       Sole       NA         Sole
Affymax, Inc.              Common            00826A109    1,578     352,127  SH       Sole       NA         Sole
Akorn, Inc.                Common            009728106   12,714   1,627,953  SH       Sole       NA         Sole
Alexion Pharmaceuticals,
 Inc.                      Common            015351109   13,506     210,829  SH       Sole       NA         Sole
Allergan, Inc.             Common            018490102    7,062      85,726  SH       Sole       NA         Sole
Amarin Corporation plc     Sponsored PLC     023111206    5,527     600,798  SH       Sole       NA         Sole
Amgen, Inc.                Common            031162100    8,826     160,612  SH       Sole       NA         Sole
Auxilium
 Pharmaceuticals, Inc.     Common            05334D107    2,625     175,150  SH       Sole       NA         Sole
Baxter International,
 Inc.                      Common            071813109    8,752     155,900  SH       Sole       NA         Sole
Biogen Idec, Inc.          Common            09062X103   12,403     133,154  SH       Sole       NA         Sole
Boston Scientific
 Corporation               Common            101137107    1,926     325,937  SH       Sole       NA         Sole
Celgene Corporation        Common            151020104   13,794     222,765  SH       Sole       NA         Sole
Cerner Corporation         Common            156782104    5,516      80,500  SH       Sole       NA         Sole
Community Health
 Systems, Inc.             Common            203668108      938      56,350  SH       Sole       NA         Sole
Corcept Therapeutics
 Inc.                      Common            218352102      775     250,000  SH       Sole       NA         Sole
Cornerstone
 Therapeutics, Inc.        Common            21924P103    1,115     174,224  SH       Sole       NA         Sole
Cubist Pharmaceuticals,
 Inc.                      Common            229678107   10,196     288,684  SH       Sole       NA         Sole
Curis, Inc.                Common            231269101    1,296     410,165  SH       Sole       NA         Sole
CVS Caremark Corporation   Common            126650100    8,131     242,150  SH       Sole       NA         Sole
Dendreon Corporation       Common            24823Q107    3,308     367,518  SH       Sole       NA         Sole
Ewards Lifesciences
 Corporation               Common            28176E108    3,341      46,878  SH       Sole       NA         Sole
Elan Corporation plc       ADR               284131208    6,087     578,075  SH       Sole       NA         Sole
Express Scripts, Inc.      Common            302182100    6,077     163,927  SH       Sole       NA         Sole
Gen-Probe, Inc.            Common            36866T103   13,056     228,060  SH       Sole       NA         Sole
Gilead Sciences, Inc.      Common            375558103   22,713     585,397  SH       Sole       NA         Sole
HCA Holdings, Inc.         Common            40412C101    1,199      59,450  SH       Sole       NA         Sole
Health Management
 Associates, Inc.          Class A           421933102      953     137,675  SH       Sole       NA         Sole
Hologic, Inc.              Common            436440101    1,214      79,836  SH       Sole       NA         Sole
Human Genome Sciences,
 Inc.                      Common            444903108   10,136     798,726  SH       Sole       NA         Sole
IDEXX Laboratories, Inc.   Common            45168D104    4,928      71,447  SH       Sole       NA         Sole
Incyte Corporation         Common            45337C102    9,156     655,422  SH       Sole       NA         Sole
Inhibitex Inc.             Common            45719T103    5,121   2,081,725  SH       Sole       NA         Sole
IntelliPharmaCeutics
 International, Inc.       Common            458173101    5,226   1,560,000  SH       Sole       NA         Sole
iShares Nasdaq
 Biotechnology Index Fund  Common            464287556    7,900      84,628  SH       Sole       NA         Sole
Jazz Pharmaceuticals,
 Inc.                      Common            472147107    2,740      66,000  SH       Sole       NA         Sole
Keryx Pharmaceuticals
 Inc.                      Common            492515101    1,843     614,476  SH       Sole       NA         Sole
Kinetic Concepts, Inc.     Common            49460W208    4,172      63,325  SH       Sole       NA         Sole
LifePoint Hospitals,
 Inc.                      Common            53219L109    1,330      36,312  SH       Sole       NA         Sole
McKesson Corporation       Common            58155Q103    4,134      56,862  SH       Sole       NA         Sole
Medco Health Solutions,
 Inc.                      Common            58405U102    6,800     145,028  SH       Sole       NA         Sole
Merck & Co. Inc.           Common            58933Y105    4,475     136,800  SH       Sole       NA         Sole
Mylan, Inc.                Common            628530107   11,168     656,938  SH       Sole       NA         Sole
Natus Medical, Inc.        Common            639050103    3,818     401,494  SH       Sole       NA         Sole
Nektar Therapeutics        Common            640268108    3,683     759,328  SH       Sole       NA         Sole
Neurocrine Biosciences,
 Inc.                      Common            64125C109    7,311   1,222,495  SH       Sole       NA         Sole
NPS Pharmaceutical, Inc.   Common            62936P103    1,525     234,230  SH       Sole       NA         Sole
OncoGenex
 Pharmaceuticals, Inc.     Common            68230A106      912      93,100  SH       Sole       NA         Sole
Onyx Pharmaceuticals,
 Inc.                      Common            683399109    2,013      67,069  SH       Sole       NA         Sole
Palomar Medical
 Technologies, Inc.        Common            697529303      887     112,550  SH       Sole       NA         Sole
PAREXEL International
 Corporation               Common            699462107    3,941     208,165  SH       Sole       NA         Sole
PerkinElmer, Inc.          Common            714046109    9,136     475,591  SH       Sole       NA         Sole
Perrigo Company            Common            714290103   12,636     130,119  SH       Sole       NA         Sole
Pharmaceutical Product
 Development, Inc.         Common            717124101    3,790     147,700  SH       Sole       NA         Sole
Pharmasset, Inc.           Common            71715N106   21,101     256,170  SH       Sole       NA         Sole
Quest Diagnostics, Inc.    Common            74834L100    4,423      89,600  SH       Sole       NA         Sole
Sanofi Aventis             Right 12/31/2020  80105N113      110     103,665  SH       Sole       NA         Sole
Santarus, Inc.             Common            802817304    2,444     875,977  SH       Sole       NA         Sole
Shire plc                  Sponsored ADR     82481R106    8,975      95,550  SH       Sole       NA         Sole
Telik, Inc.                Common            87959M109      250     821,138  SH       Sole       NA         Sole
Teva Pharmaceutical
 Industries, Ltd.          ADR               881624209   15,056     404,518  SH       Sole       NA         Sole
Thermo Fisher
 Scientific, Inc.          Common            883556102    5,388     106,400  SH       Sole       NA         Sole
United Therapeutics
 Corporation               Common            91307C102    8,191     218,475  SH       Sole       NA         Sole
UnitedHealth Group, Inc.   Common            91324P102    4,966     107,672  SH       Sole       NA         Sole
Vertex Pharmaceuticals,
 Inc.                      Common            92532F100   22,482     504,767  SH       Sole       NA         Sole
Warner Chilcott plc        Shares A          G94368100    6,873     480,621  SH       Sole       NA         Sole
Watson Pharmaceuticals,
 Inc.                      Common            942683103    1,711      25,075  SH       Sole       NA         Sole
XenoPort, Inc.             Common            98411C100      333      56,426  SH       Sole       NA         Sole
Zimmer Holdings, Inc.      Common            98956P102    4,762      89,000  SH       Sole       NA         Sole
Zogenix, Inc.              Common            98978L105    1,464     800,000  SH       Sole       NA         Sole

COLUMN TOTALS                                          $428,010